Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (68,979)	$ (21,996)	$ (17,707)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,167	1,964	1,777
Finance (expense) income	45	(202)	(51)
Unrealized (gain) loss from hedging future transactions	(23)	313	(435)
Share-based compensation	11,171	4,800	2,004
Provision for accrued interest on Credit Facility	(53)	2	51
Changes in operating assets and liabilities:
Increase in accounts receivable, net	(5,132)	(6,620)	(6,008)
Increase in deferred contract costs	(6,127)	(5,211)	(873)
Decrease (increase) in other current assets	(5,556)	(249)	157
Decrease (increase) in other non-current assets	(412)	(272)	186
(Decrease) increase in accounts payable	6,631	1,295	(189)
Increase in deferred revenue	24,384	12,895	8,950
Decrease in deferred rent	(410)	(443)	(443)
Increase in other non-current liabilities	475	327	426
Increase in other liabilities and accrued expenses	13,194	9,637	2,463
Net cash used in operating activities	(27,625)	(3,760)	(9,692)
Cash flows from investing activities:
Purchase of property and equipment, net	(2,311)	(748)	(284)
Capitalized internal-use software costs	(502)	(387)	(1,522)
Decrease (increase) in restricted deposits	(10,020)	(72)	706
Decrease (increase) in short-term investments	30,000	(29,553)	1,579
Payment for business combinations, net of cash acquired	(9,507)	0	0
Purchase of intangible assets	300	0	0
Net cash provided by (used in) investing activities	7,360	(30,760)	479
Cash flows from financing activities:
Proceeds from initial public offering, net of underwriting fees, commissions and other issuance costs	150,936	0	0
Proceeds from issuance of Preferred C Shares, net	0	39,785	0
Proceeds from PPP Loan	0	1,759	0
Repayment of PPP Loan	0	(1,759)	0
Proceeds from exercise of stock options	1,222	1,442	589
Repayment of Credit Facility	(56,800)	0	0
Borrowings under Credit Facility	30,000	10,000	9,800
Repayment of borrowings assumed in business combinations	(112)	0	0
Net cash provided by financing activities	125,246	51,227	10,389
Effect of exchange rates on cash and cash equivalents	(45)	202	51
Net increase in cash and cash equivalents	104,936	16,909	1,227
Cash and cash equivalents, beginning of period	128,879	23,943	7,034
Cash and cash equivalents, end of period	23,943	7,034	5,807
Supplemental disclosure of cash flow information:
Interest paid	531	1,148	879
Taxes paid	468	190	326
Supplemental disclosure of non-cash financing activities:
Initial public offering costs incurred during the period included in accounts payable and accrued expenses	270	$ 124	$ 0
Noncash or Part Noncash Acquisition, Net Nonmonetary Assets Acquired (Liabilities Assumed) [Abstract]
Working deficit, net (excluding cash and cash equivalents)	(8,865)
Property, plant and equipment	13
Goodwill and other intangible assets	20,374
Deferred taxes, net	(2,015)
Total	$ 9,507